Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Net income available to Class A common stockholders:
Interest income	$ 8,000	$ 1,744,000		$ 1,906,000	$ 4,130,000	$ 5,523,000
Less: Income and franchise taxes	1,000	(405,000)		(519,000)	(952,000)	(1,310,000)
Net income attributable to Class A common stockholders	9,000	1,339,000		1,387,000	3,178,000	4,213,000
Net (loss) available to Class B common stockholders:
Net (loss) income	(2,812,000)	(941,000)	(3,000)	(2,143,000)	492,000	1,160,000
Less: amount attributable to Class A common stockholders	9,000	(1,339,000)		(1,387,000)	(3,178,000)	(4,213,000)
Net loss attributable to Class B common stockholders	$ (2,821,000)	$ (2,280,000)	$ (3,000)	$ (3,530,000)	$ (2,686,000)	$ (3,053,000)